Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)

At December 31, 2011:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$2,082	$—	$2,082
Commercial paper	—	1,760	—	1,760
Money market funds	1,886	—	—	1,886
U.S. government securities	—	2,750	—	2,750
Other securities	—	8	—	8
Total	1,886	6,600	—	8,486	(5)
Debt securities—noncurrent(2)	1	7	—	8
Available-for-sale equity investments(2)	69	14	—	83
Derivative assets(3)
Interest rate contracts	—	783	—	783
Foreign exchange contracts	—	510	—	510
Equity contracts	—	7	—	7
Total	—	1,300	—	1,300	(6)
Total assets	$1,956	$7,921	$—	$9,877	(6)
Liabilities
Derivative liabilities(4)
Foreign exchange contracts	$—	$523	$—	$523
Equity contracts	—	8	—	8
Total liabilities	$—	$531	$—	$531	(6)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(3)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments in sundry assets in the Consolidated Statement of Financial Position at December 31, 2011 are $546 million and $754 million, respectively.

(4)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2011 are $365 million and $166 million, respectively.

(5)	Available-for-sale securities with carrying values that approximate fair value.
(6)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $324 million each.

($ in millions)

At December 31, 2010:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$2,473	$—	$2,473
Commercial paper	—	2,673	—	2,673
Money market funds	1,532	—	—	1,532
Canada government securities	—	1,054	—	1,054
U.S. government securities	—	44	—	44
U.S. government agency securities	—	22	—	22
Other securities	—	3	—	3
Total	1,532	6,269	—	7,801	(6)
Debt securities—current(2)
Commercial paper	—	490	—	490
U.S. government securities	—	500	—	500
Other securities	—	1	—	1
Total	—	990	—	990	(6)
Debt securities—noncurrent(3)	1	6	—	7
Available-for-sale equity investments(3)	445	13	—	458
Derivative assets(4)
Interest rate contracts	—	548	—	548
Foreign exchange contracts	—	539	—	539
Equity contracts	—	12	—	12
Total	—	1,099	—	1,099	(7)
Total assets	$1,978	$8,377	$—	$10,355	(7)
Liabilities
Derivative liabilities(5)
Foreign exchange contracts	$—	$1,003	$—	$1,003
Equity contracts	—	3	—	3
Total liabilities	$—	$1,006	$—	$1,006	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Reported as marketable securities in the Consolidated Statement of Financial Position.
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2010 are $511 million and $588 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2010 are $871 million and $135 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $475 million each.

Debt and marketable equity securities available-for-sale and recorded at fair value

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2011:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)
Other securities	$7	$1	$—	$8
Total	$7	$1	$—	$8
Available-for-sale equity investments(1)	$58	$27	$(2)	$83

(1) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2010:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)
Other securities	$6	$1	$(0)	$7
Total	$6	$1	$(0)	$7
Available-for-sale equity investments(1)	$194	$264	$(0)	$458

(1) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Sales of debt and marketable equity securities
  ($ in millions)
For the year ended December 31:	2011	2010	2009
Proceeds	$405	$16	$24
Gross realized gains (before taxes)	232	6	3
Gross realized losses (before taxes)	(0)	(0)	(40)

Unrealized holding gains/(losses) on available-for-sale debt and marketable equity securities
  ($ in millions)
For the year ended December 31:	2011	2010
Net unrealized gains/(losses) arising during the period	$(7)	$51
Net unrealized (gains)/losses reclassified to net income*	(143)	(0)

Fair Value of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance			Balance
	Sheet			Sheet
At December 31:	Classification	2011	2010	Classification	2011	2010
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$50	$33	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	733	514	Other liabilities	—	—
Foreign exchange contracts	Prepaid expenses and other current assets	407	224	Other accrued expenses and liabilities	273	498
	Investments and sundry assets	—	22	Other liabilities	155	135
	Fair value of derivative assets	$1,190	$794	Fair value of derivative liabilities	$428	$633
Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$82	$242	Other accrued expenses and liabilities	$84	$370
	Investments and sundry assets	21	51	Other liabilities	11	—
Equity contracts	Prepaid expenses and other current assets	7	12	Other accrued expenses and liabilities	8	3
	Fair value of derivative assets	$110	$305	Fair value of derivative liabilities	$103	$373
Total debt designated as hedging instruments
Short-term debt		N/A	N/A		$—	$823
Long-term debt		N/A	N/A		1,884	1,746
Total		$1,300	$1,099		$2,415	$3,576

N/A—Not applicable

Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain (Loss) Recognized in Earnings
	Consolidated
	Statement of		Recognized			Attributable to Risk
	Earnings		on Derivatives(1)			Being Hedged(2)
For the year ended December 31:	Line Item	2011	2010	2009	2011	2010	2009
Derivative instruments in fair value hedges
Interest rate contracts	Cost of financing	$271	$241	$(172)	$(117)	$(70)	$344
	Interest expense	205	160	(97)	(89)	(46)	193
Derivative instruments not designated as hedging instruments(1)
Foreign exchange contracts	Other (income) and expense	352	299	(128)	N/A	N/A	N/A
Equity contracts	SG&A expense	42	105	177	N/A	N/A	N/A
Warrants	Other (income) and expense	10	—	—	N/A	N/A	N/A
Total		$880	$805	$(219)	$(206)	$(116)	$537

($ in millions)

	Gain (Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated					Ineffectiveness and
		Effective Portion		Statement of		Effective Portion			Amounts Excluded from
		Recognized in OCI		Earnings		Reclassified from AOCI			Effectiveness Testing(3)
For the year ended December 31:	2011	2010	2009	Line Item	2011	2010	2009	2011	2010	2009
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$(0)	Interest expense	$(8)	$(8)	$(13)	$—	$—	$—
Foreign exchange contracts	(266)	371	(718)	Other (income) and expense	(247)	(54)	143	(3)	(4)	(3)
				Cost of sales	(182)	(92)	(49)	—	—	—
				SG&A expense	(74)	(49)	14	—	—	—
Instruments in net investment hedges(4)
Foreign exchange contracts	45	178	(162)	Interest expense	0	0	—	(9)	(3)	1
Total	$(221)	$549	$(880)		$(511)	$(203)	$94	$(12)	$(7)	$(2)

(1)             The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)             The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)             The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.

(4)             Instruments in net investment hedges include derivative and non-derivative instruments.